PREFERRED STOCK AND SHAREHOLDERS' EQUITY - Warrants Issued To Non-Employees (Details) - Share-based Payment Arrangement, Nonemployee [Member] - Warrants - $ / shares	1 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of warrants	$ 3.3725
Term of warrants	10 years
Outstanding warrants		953,720	953,720
Vested warrants		574,844	574,844
Unvested warrants		378,876